Inventories (Tables)	12 Months Ended
Mar. 31, 2019
Inventories
Inventories

	As of March 31,
	2018	2019
	RMB	RMB
Products	265,771,215	190,480,072
Raw materials	54,612,250	29,671,322

Inventories	320,383,465	220,151,394